SUPPLEMENT DATED FEBRUARY 25, 2000 TO
         PROSPECTUS DATED MAY 1, 1999 AS SUPPLEMENTED FEBRUARY 11, 2000

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                           VISIONARY VARIABLE ANNUITY

         Please use this supplement with the Visionary prospectus dated May 1, 1999 as supplemented February 11, 2000.

1.       CHANGE OF SERVICE CENTER ADDRESS
         --------------------------------

         As of April 1, 2000, the Service Center will have a new mailing address. Please replace the Service Center mailing address on the cover page, in the "GLOSSARY" on page 4, under the heading "HOW TO INVEST" on page 4, and under the heading "SUMMARY -- INQUIRIES" on page 7 of the Visionary prospectus with the following:

                           P.O. Box 34280
                           Louisville, KY 40232-4280

The telephone number 1-888-232-6486 will stay the same.

         After April 1, 2000, please send any correspondence to us at the Service Center's new mailing address.

2.       ABOUT IL ANNUITY AND INSURANCE COMPANY
         --------------------------------------

         a. The following is added after the fourth paragraph under the heading "IL ANNUITY AND INSURANCE COMPANY" on page 11 of the Visionary prospectus, and replaces the information under "ABOUT IL ANNUITY AND INSURANCE COMPANY" in the Supplement dated February 11, 2000:

                  On February 18, 2000 American Mutual Holding Co. ("AMHC") purchased a 45% ownership interest in IL Group. IL Group used the proceeds of such investment to repurchase in their entirety the ownership interests held by American United Life Insurance Company and Legacy Marketing Group. The purchase reference above is part of a larger overall transaction which contemplates a combination of AMHC and Indianapolis Life Insurance Company ("ILICo"). That transaction, which includes demutualization by ILICo, is subject to various governmental and other approvals.

2
         b. The following replaces the first paragraph under the heading "DISTRIBUTION OF THE CONTRACTS" on page 37 of the Visionary prospectus, and replaces the information under "ABOUT IL ANNUITY AND INSURANCE COMPANY" in the Supplement dated February 11, 2000:

                  IL Securities, Inc. ("IL Securities"), P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as the distributor for the Contracts. IL Securities is a wholly-owned subsidiary of IL Group, a company majority-owned by Indianapolis Life Insurance Company ("ILICo"). IL Securities is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

                  On February 18, 2000 American Mutual Holding Co. ("AMHC") purchased a 45% ownership interest in IL Group. IL Group used the proceeds of such investment to repurchase in their entirety the ownership interests held by American United Life Insurance Company and Legacy Marketing Group. The purchase reference above is part of a larger overall transaction which contemplates a combination of AMHC and ILICo. That transaction, which includes demutualization by ILICo, is subject to various governmental and other approvals.

                      SUPPLEMENT DATED FEBRUARY 25, 2000 TO
         PROSPECTUS DATED MAY 1, 1999 AS SUPPLEMENTED FEBRUARY 11, 2000

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                        VISIONARY CHOICE VARIABLE ANNUITY

         Please use this supplement with the Visionary Choice prospectus dated May 1, 1999 as supplemented February 11, 2000.

1.       CHANGE OF SERVICE CENTER ADDRESS
         --------------------------------

         As of April 1, 2000, the Service Center will have a new mailing address. Please replace the Service Center mailing address on the cover page, in the "GLOSSARY" on page 4, under the heading "HOW TO INVEST" on page 4, and under the heading "SUMMARY -- INQUIRIES" on page 7 of the Visionary Choice prospectus with the following:

                           P.O. Box 34280
                           Louisville, KY 40232-4280

The telephone number 1-888-232-6486 will stay the same.

         After April 1, 2000, please send any correspondence to us at the Service Center's new mailing address.

2.       ABOUT IL ANNUITY AND INSURANCE COMPANY
         --------------------------------------

         a. The following is added after the fourth paragraph under the heading "IL ANNUITY AND INSURANCE COMPANY" on pages 12 and 13 of the Visionary Choice prospectus, and replaces the information under "ABOUT IL ANNUITY AND INSURANCE COMPANY" in the Supplement dated February 11, 2000:

                  On February 18, 2000 American Mutual Holding Co. ("AMHC") purchased a 45% ownership interest in IL Group. IL Group used the proceeds of such investment to repurchase in their entirety the ownership interests held by American United Life Insurance Company and Legacy Marketing Group. The purchase reference above is part of a larger overall transaction which contemplates a combination of AMHC and Indianapolis Life Insurance Company ("ILICo"). That transaction, which includes demutualization by ILICo, is subject to various governmental and other approvals.

         b. The following replaces the first paragraph under the heading "DISTRIBUTION OF THE CONTRACTS" on page 40 of the Visionary Choice prospectus, and replaces the information under "ABOUT IL ANNUITY AND INSURANCE COMPANY" in the Supplement dated February 11, 2000:

                  IL Securities, Inc. ("IL Securities"), P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as the distributor for the Contracts. IL Securities is a wholly-owned subsidiary of IL Group, a company majority-owned by Indianapolis Life Insurance Company ("ILICo"). IL Securities is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

                  On February 18, 2000 American Mutual Holding Co. ("AMHC") purchased a 45% ownership interest in IL Group. IL Group used the proceeds of such investment to repurchase in their entirety the ownership interests held by American United Life Insurance Company and Legacy Marketing Group. The purchase reference above is part of a larger overall transaction which contemplates a combination of AMHC and ILICo. That transaction, which includes demutualization by ILICo, is subject to various governmental and other approvals.

                      SUPPLEMENT DATED FEBRUARY 25, 2000 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 11, 2000

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                           VISIONARY VARIABLE ANNUITY
                        VISIONARY CHOICE VARIABLE ANNUITY

         Please use this supplement with the statement of additional information for Visionary and Visionary Choice dated February 11, 2000.

1.       CHANGE OF SERVICE CENTER ADDRESS
         --------------------------------

         As of April 1, 2000, the Service Center will have a new mailing address. Please replace the Service Center mailing address on the cover page of the statement of additional information with the following:

                           P.O. Box 34280
                           Louisville, KY 40232-4280

The telephone number 1-888-232-6486 will stay the same.

         After April 1, 2000, please send any correspondence to us at the Service Center's new mailing address.

2.       ABOUT IL ANNUITY AND INSURANCE COMPANY
         --------------------------------------

         The following replaces the first and second paragraphs under the heading "DISTRIBUTION OF THE CONTRACTS" on page 30 of the statement of additional information:

                  IL Securities, Inc. ("IL Securities"), P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as the distributor for the Contracts. IL Securities is a wholly-owned subsidiary of IL Group, a company majority-owned by Indianapolis Life Insurance Company ("ILICo"). IL Securities is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

                  On February 18, 2000 American Mutual Holding Co. ("AMHC") purchased a 45% ownership interest in IL Group. IL Group used the proceeds of such investment to repurchase in their entirety the ownership interests held by American United Life Insurance Company and Legacy Marketing Group. The purchase reference above is part of a larger overall transaction which contemplates a combination of AMHC and ILICo. That transaction, which includes demutualization by ILICo, is subject to various governmental and other approvals.